Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (38,890)	$ (53,979)	$ (69,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,317	14,510	16,530
Amortization	164	97	636
Stock based compensation	4,672	6,516	5,797
Marketable securities recovery and accretion	(1,728)	(1,779)	(1,393)
Loss (gain) on disposal of equipment	1,812	(177)	(89)
Changes in operating assets and liabilities:
Accounts receivable	9,821	(2,923)	5,096
Inventories	7,270	(2,274)	893
Prepaid expenses and other assets	899	(433)	191
Accounts payable	(7,130)	(1,056)	2,194
Accrued and other liabilities	(784)	(525)	(3,608)
Net cash used in operating activities	(12,577)	(42,023)	(43,606)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of plant and equipment	(850)	(6,464)	(2,816)
Proceeds from sale of equipment	3,343	3	47
Purchases of marketable securities		(8,130)	(34,530)
Proceeds from sales and redemptions of marketable securities	3,528	32,563	70,409
Net cash provided by investing activities	6,021	17,972	33,110
CASH FLOWS FROM FINANCING ACTIVITIES
Issuances of common stock, net of related costs	114	20,252	2,750
Proceeds from bank borrowings	19,582
Repayments of bank borrowings	(15,582)
Payment for financing fees	(75)	(203)
Net cash provided by financing activities	4,039	20,049	2,750
Net decrease in cash and cash equivalents	(2,517)	(4,002)	(7,746)
Cash and cash equivalents at beginning of period	20,947	24,949	32,695
Cash and cash equivalents at end of period	18,430	20,947	24,949
Supplemental disclosures of cash flow information:
Net taxes paid	144	133	$ 152
Interest paid	$ 150	$ 24